UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya MidCap Opportunities Portfolio Class ADV - IAMOX

Voya MidCap Opportunities Portfolio Class I - IIMOX

Voya MidCap Opportunities Portfolio Class R6 - VMCRX

Voya MidCap Opportunities Portfolio Class S - ISMOX

Voya MidCap Opportunities Portfolio Class S2 - IMOPX

Voya SmallCap Opportunities Portfolio Class ADV - ISOPX

Voya SmallCap Opportunities Portfolio Class I - IVSOX

Voya SmallCap Opportunities Portfolio Class R6 - VRSCX

Voya SmallCap Opportunities Portfolio Class S - IVPOX

Voya SmallCap Opportunities Portfolio Class S2 - ISCTX

Class ADV: IAMOX

Voya MidCap Opportunities Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$128	1.26%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell Midcap® Growth Index due to stock selection effects.

↑ Top contributors to performance: Stock selection effects within the energy, information technology, & real estate sectors contributed.  Individual contributors included an overweight in Comfort Systems USA, Inc., and positioning in Kratos Defense & Security Solutions, Inc., and Inari Medical, Inc.

↓ Top detractors from performance: Stock selection effects in health care, financials, & consumer discretionary sectors detracted the most. Individual detractors included an overweight in Blue Owl Capital, Inc. & positioning in MoonLake Immunotherapeutics and Cloudflare Inc.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,678	$11,274	$10,733	$11,380
2017	$13,293	$13,656	$13,445	$13,488
2018	$12,232	$12,941	$12,807	$12,266
2019	$15,740	$16,955	$17,349	$16,012
2020	$22,115	$20,497	$23,524	$18,749
2021	$24,674	$25,756	$26,518	$22,983
2022	$18,384	$20,808	$19,433	$19,002
2023	$22,633	$26,210	$24,459	$22,276
2024	$26,064	$32,449	$29,865	$25,694
2025	$26,950	$38,013	$32,451	$28,417

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	3.40%	4.03%	10.42%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Russell Midcap® Index	10.60%	8.67%	11.01%

Fund Statistics

  Total Net Assets$964,098,492
  # of Portfolio Holdings97
  Portfolio Turnover Rate79%
  Investment Advisory Fees Paid$5,991,691

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AmerisourceBergen Corp.	3.9%
Royal Caribbean Cruises Ltd.	3.6%
Howmet Aerospace, Inc.	3.5%
Comfort Systems USA, Inc.	2.9%
Cloudflare, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.6%
Monolithic Power Systems, Inc.	2.4%
Alnylam Pharmaceuticals, Inc.	2.3%
Vistra Corp.	2.3%
ROBLOX Corp. - Class A	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	2.3%
Common Stock	98.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.1%
Industrials	20.4%
Information Technology	16.8%
Health Care	16.6%
Financials	8.7%
Communication Services	5.3%
Energy	2.8%
Utilities	2.3%
Consumer Staples	1.9%
Real Estate	1.9%
Materials	1.1%
Short-Term Investments	2.3%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IAMOX

Voya MidCap Opportunities Portfolio

92913P503-AR

Class I: IIMOX

Voya MidCap Opportunities Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$77	0.76%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell Midcap® Growth Index due to stock selection effects.

↑ Top contributors to performance: Stock selection effects within the energy, information technology, & real estate sectors contributed.  Individual contributors included an overweight in Comfort Systems USA, Inc., and positioning in Kratos Defense & Security Solutions, Inc., and Inari Medical, Inc.

↓ Top detractors from performance: Stock selection effects in health care, financials, & consumer discretionary sectors detracted the most. Individual detractors included an overweight in Blue Owl Capital, Inc. & positioning in MoonLake Immunotherapeutics and Cloudflare Inc.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,727	$11,274	$10,733	$11,380
2017	$13,418	$13,656	$13,445	$13,488
2018	$12,414	$12,941	$12,807	$12,266
2019	$16,057	$16,955	$17,349	$16,012
2020	$22,662	$20,497	$23,524	$18,749
2021	$25,397	$25,756	$26,518	$22,983
2022	$19,030	$20,808	$19,433	$19,002
2023	$23,510	$26,210	$24,459	$22,276
2024	$27,252	$32,449	$29,865	$25,694
2025	$28,313	$38,013	$32,451	$28,417

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	3.90%	4.55%	10.97%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Russell Midcap® Index	10.60%	8.67%	11.01%

Fund Statistics

  Total Net Assets$964,098,492
  # of Portfolio Holdings97
  Portfolio Turnover Rate79%
  Investment Advisory Fees Paid$5,991,691

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AmerisourceBergen Corp.	3.9%
Royal Caribbean Cruises Ltd.	3.6%
Howmet Aerospace, Inc.	3.5%
Comfort Systems USA, Inc.	2.9%
Cloudflare, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.6%
Monolithic Power Systems, Inc.	2.4%
Alnylam Pharmaceuticals, Inc.	2.3%
Vistra Corp.	2.3%
ROBLOX Corp. - Class A	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	2.3%
Common Stock	98.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.1%
Industrials	20.4%
Information Technology	16.8%
Health Care	16.6%
Financials	8.7%
Communication Services	5.3%
Energy	2.8%
Utilities	2.3%
Consumer Staples	1.9%
Real Estate	1.9%
Materials	1.1%
Short-Term Investments	2.3%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIMOX

Voya MidCap Opportunities Portfolio

92913P883-AR

Class R6: VMCRX

Voya MidCap Opportunities Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$78	0.76%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell Midcap® Growth Index due to stock selection effects.

↑ Top contributors to performance: Stock selection effects within the energy, information technology, & real estate sectors contributed.  Individual contributors included an overweight in Comfort Systems USA, Inc., and positioning in Kratos Defense & Security Solutions, Inc., and Inari Medical, Inc.

↓ Top detractors from performance: Stock selection effects in health care, financials, & consumer discretionary sectors detracted the most. Individual detractors included an overweight in Blue Owl Capital, Inc. & positioning in MoonLake Immunotherapeutics and Cloudflare Inc.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,380	$11,274	$10,733	$11,078
2017	$13,488	$13,656	$13,445	$13,130
2018	$12,266	$12,941	$12,807	$11,941
2019	$16,955	$16,955	$17,349	$16,012
2020	$20,497	$20,497	$23,524	$18,749
2021	$25,756	$25,756	$26,518	$22,983
2022	$20,808	$20,808	$19,433	$19,002
2023	$26,210	$26,210	$24,459	$22,276
2024	$25,694	$32,449	$29,865	$25,694
2025	$27,664	$38,013	$32,451	$28,417

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R6	4.08%	4.57%	10.97%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Russell Midcap® Index	10.60%	8.67%	11.01%

Fund Statistics

  Total Net Assets$964,098,492
  # of Portfolio Holdings97
  Portfolio Turnover Rate79%
  Investment Advisory Fees Paid$5,991,691

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AmerisourceBergen Corp.	3.9%
Royal Caribbean Cruises Ltd.	3.6%
Howmet Aerospace, Inc.	3.5%
Comfort Systems USA, Inc.	2.9%
Cloudflare, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.6%
Monolithic Power Systems, Inc.	2.4%
Alnylam Pharmaceuticals, Inc.	2.3%
Vistra Corp.	2.3%
ROBLOX Corp. - Class A	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	2.3%
Common Stock	98.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.1%
Industrials	20.4%
Information Technology	16.8%
Health Care	16.6%
Financials	8.7%
Communication Services	5.3%
Energy	2.8%
Utilities	2.3%
Consumer Staples	1.9%
Real Estate	1.9%
Materials	1.1%
Short-Term Investments	2.3%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VMCRX

Voya MidCap Opportunities Portfolio

92913P859-AR

Class S: ISMOX

Voya MidCap Opportunities Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$103	1.01%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell Midcap® Growth Index due to stock selection effects.

↑ Top contributors to performance: Stock selection effects within the energy, information technology, & real estate sectors contributed.  Individual contributors included an overweight in Comfort Systems USA, Inc., and positioning in Kratos Defense & Security Solutions, Inc., and Inari Medical, Inc.

↓ Top detractors from performance: Stock selection effects in health care, financials, & consumer discretionary sectors detracted the most. Individual detractors included an overweight in Blue Owl Capital, Inc. & positioning in MoonLake Immunotherapeutics and Cloudflare Inc.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,701	$11,274	$10,733	$11,380
2017	$13,351	$13,656	$13,445	$13,488
2018	$12,323	$12,941	$12,807	$12,266
2019	$15,904	$16,955	$17,349	$16,012
2020	$22,387	$20,497	$23,524	$18,749
2021	$25,035	$25,756	$26,518	$22,983
2022	$18,726	$20,808	$19,433	$19,002
2023	$23,097	$26,210	$24,459	$22,276
2024	$26,686	$32,449	$29,865	$25,694
2025	$27,668	$38,013	$32,451	$28,417

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	3.68%	4.33%	10.71%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Russell Midcap® Index	10.60%	8.67%	11.01%

Fund Statistics

  Total Net Assets$964,098,492
  # of Portfolio Holdings97
  Portfolio Turnover Rate79%
  Investment Advisory Fees Paid$5,991,691

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AmerisourceBergen Corp.	3.9%
Royal Caribbean Cruises Ltd.	3.6%
Howmet Aerospace, Inc.	3.5%
Comfort Systems USA, Inc.	2.9%
Cloudflare, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.6%
Monolithic Power Systems, Inc.	2.4%
Alnylam Pharmaceuticals, Inc.	2.3%
Vistra Corp.	2.3%
ROBLOX Corp. - Class A	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	2.3%
Common Stock	98.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.1%
Industrials	20.4%
Information Technology	16.8%
Health Care	16.6%
Financials	8.7%
Communication Services	5.3%
Energy	2.8%
Utilities	2.3%
Consumer Staples	1.9%
Real Estate	1.9%
Materials	1.1%
Short-Term Investments	2.3%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISMOX

Voya MidCap Opportunities Portfolio

92913P800-AR

Class S2: IMOPX

Voya MidCap Opportunities Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$118	1.16%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell Midcap® Growth Index due to stock selection effects.

↑ Top contributors to performance: Stock selection effects within the energy, information technology, & real estate sectors contributed.  Individual contributors included an overweight in Comfort Systems USA, Inc., and positioning in Kratos Defense & Security Solutions, Inc., and Inari Medical, Inc.

↓ Top detractors from performance: Stock selection effects in health care, financials, & consumer discretionary sectors detracted the most. Individual detractors included an overweight in Blue Owl Capital, Inc. & positioning in MoonLake Immunotherapeutics and Cloudflare Inc.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,687	$11,274	$10,733	$11,380
2017	$13,313	$13,656	$13,445	$13,488
2018	$12,258	$12,941	$12,807	$12,266
2019	$15,800	$16,955	$17,349	$16,012
2020	$22,208	$20,497	$23,524	$18,749
2021	$24,795	$25,756	$26,518	$22,983
2022	$18,494	$20,808	$19,433	$19,002
2023	$22,816	$26,210	$24,459	$22,276
2024	$26,288	$32,449	$29,865	$25,694
2025	$27,205	$38,013	$32,451	$28,417

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	3.49%	4.14%	10.53%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Russell Midcap® Index	10.60%	8.67%	11.01%

Fund Statistics

  Total Net Assets$964,098,492
  # of Portfolio Holdings97
  Portfolio Turnover Rate79%
  Investment Advisory Fees Paid$5,991,691

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AmerisourceBergen Corp.	3.9%
Royal Caribbean Cruises Ltd.	3.6%
Howmet Aerospace, Inc.	3.5%
Comfort Systems USA, Inc.	2.9%
Cloudflare, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.6%
Monolithic Power Systems, Inc.	2.4%
Alnylam Pharmaceuticals, Inc.	2.3%
Vistra Corp.	2.3%
ROBLOX Corp. - Class A	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	2.3%
Common Stock	98.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.1%
Industrials	20.4%
Information Technology	16.8%
Health Care	16.6%
Financials	8.7%
Communication Services	5.3%
Energy	2.8%
Utilities	2.3%
Consumer Staples	1.9%
Real Estate	1.9%
Materials	1.1%
Short-Term Investments	2.3%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IMOPX

Voya MidCap Opportunities Portfolio

92913P206-AR

Class ADV: ISOPX

Voya SmallCap Opportunities Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$150	1.40%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed Russell 2000® Growth Index driven by stock selection.

↑ Top contributors to performance: Stock selection in the technology, financials, & consumer staples sectors were the largest contributors to performance.  Top individual contributors included Lumentum Holdings, Inc. Tower Semiconductor, Ltd. and Kratos Defense & Security Solutions, Inc.

↓ Top detractors from performance: The top detractors from performance for the period were an overall negative allocation effect combined with stock selection in the health care, materials, and energy sectors. Top individual detractors were Bloom Energy Corp., SAIA, Inc. & Globant, SA.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,281	$11,274	$11,132	$12,131
2017	$13,324	$13,656	$13,600	$13,908
2018	$11,154	$12,941	$12,334	$12,377
2019	$13,952	$16,955	$15,846	$15,535
2020	$17,543	$20,497	$21,334	$18,636
2021	$18,269	$25,756	$21,938	$21,398
2022	$13,980	$20,808	$16,155	$17,024
2023	$16,830	$26,210	$19,169	$19,907
2024	$19,907	$32,449	$22,074	$22,203
2025	$22,729	$38,013	$24,947	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.18%	5.32%	8.56%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$173,283,852
  # of Portfolio Holdings112
  Portfolio Turnover Rate129%
  Investment Advisory Fees Paid$1,143,702

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.4%
Alignment Healthcare, Inc.	2.2%
Onto Innovation, Inc.	2.1%
Granite Construction, Inc.	2.1%
Tower Semiconductor Ltd.	1.9%
Herc Holdings, Inc.	1.6%
Five Below, Inc.	1.6%
Standex International Corp.	1.6%
BrightSpring Health Services, Inc.	1.6%
Celsius Holdings, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(6.3)%
Short-Term Investments	7.9%
Common Stock	98.4%

Sector Allocation

Value	Value
Health Care	27.8%
Industrials	25.8%
Information Technology	20.5%
Financials	9.3%
Consumer Discretionary	8.3%
Consumer Staples	2.5%
Energy	2.2%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	7.9%
Liabilities in Excess of Other Assets	(6.3)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the side letter expense limits expired and reverted back to the standard expense limits of 1.42%, 0.92%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class R6, Class S and Class S2 shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISOPX

Voya SmallCap Opportunities Portfolio

92913P305-AR

Class I: IVSOX

Voya SmallCap Opportunities Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$97	0.90%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed Russell 2000® Growth Index driven by stock selection.

↑ Top contributors to performance: Stock selection in the technology, financials, & consumer staples sectors were the largest contributors to performance.  Top individual contributors included Lumentum Holdings, Inc. Tower Semiconductor, Ltd. and Kratos Defense & Security Solutions, Inc.

↓ Top detractors from performance: The top detractors from performance for the period were an overall negative allocation effect combined with stock selection in the health care, materials, and energy sectors. Top individual detractors were Bloom Energy Corp., SAIA, Inc. & Globant, SA.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,340	$11,274	$11,132	$12,131
2017	$13,464	$13,656	$13,600	$13,908
2018	$11,327	$12,941	$12,334	$12,377
2019	$14,238	$16,955	$15,846	$15,535
2020	$17,990	$20,497	$21,334	$18,636
2021	$18,830	$25,756	$21,938	$21,398
2022	$14,482	$20,808	$16,155	$17,024
2023	$17,513	$26,210	$19,169	$19,907
2024	$20,823	$32,449	$22,074	$22,203
2025	$23,905	$38,013	$24,947	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	14.80%	5.85%	9.11%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$173,283,852
  # of Portfolio Holdings112
  Portfolio Turnover Rate129%
  Investment Advisory Fees Paid$1,143,702

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.4%
Alignment Healthcare, Inc.	2.2%
Onto Innovation, Inc.	2.1%
Granite Construction, Inc.	2.1%
Tower Semiconductor Ltd.	1.9%
Herc Holdings, Inc.	1.6%
Five Below, Inc.	1.6%
Standex International Corp.	1.6%
BrightSpring Health Services, Inc.	1.6%
Celsius Holdings, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(6.3)%
Short-Term Investments	7.9%
Common Stock	98.4%

Sector Allocation

Value	Value
Health Care	27.8%
Industrials	25.8%
Information Technology	20.5%
Financials	9.3%
Consumer Discretionary	8.3%
Consumer Staples	2.5%
Energy	2.2%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	7.9%
Liabilities in Excess of Other Assets	(6.3)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the side letter expense limits expired and reverted back to the standard expense limits of 1.42%, 0.92%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class R6, Class S and Class S2 shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVSOX

Voya SmallCap Opportunities Portfolio

92913P701-AR

Class R6: VRSCX

Voya SmallCap Opportunities Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$96	0.89%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed Russell 2000® Growth Index driven by stock selection.

↑ Top contributors to performance: Stock selection in the technology, financials, & consumer staples sectors were the largest contributors to performance.  Top individual contributors included Lumentum Holdings, Inc. Tower Semiconductor, Ltd. and Kratos Defense & Security Solutions, Inc.

↓ Top detractors from performance: The top detractors from performance for the period were an overall negative allocation effect combined with stock selection in the health care, materials, and energy sectors. Top individual detractors were Bloom Energy Corp., SAIA, Inc. & Globant, SA.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,336	$11,274	$11,132	$12,131
2017	$13,459	$13,656	$13,600	$13,908
2018	$11,324	$12,941	$12,334	$12,377
2019	$14,235	$16,955	$15,846	$15,535
2020	$17,986	$20,497	$21,334	$18,636
2021	$18,820	$25,756	$21,938	$21,398
2022	$14,472	$20,808	$16,155	$17,024
2023	$17,503	$26,210	$19,169	$19,907
2024	$20,808	$32,449	$22,074	$22,203
2025	$23,894	$38,013	$24,947	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R6	14.83%	5.85%	9.10%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$173,283,852
  # of Portfolio Holdings112
  Portfolio Turnover Rate129%
  Investment Advisory Fees Paid$1,143,702

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.4%
Alignment Healthcare, Inc.	2.2%
Onto Innovation, Inc.	2.1%
Granite Construction, Inc.	2.1%
Tower Semiconductor Ltd.	1.9%
Herc Holdings, Inc.	1.6%
Five Below, Inc.	1.6%
Standex International Corp.	1.6%
BrightSpring Health Services, Inc.	1.6%
Celsius Holdings, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(6.3)%
Short-Term Investments	7.9%
Common Stock	98.4%

Sector Allocation

Value	Value
Health Care	27.8%
Industrials	25.8%
Information Technology	20.5%
Financials	9.3%
Consumer Discretionary	8.3%
Consumer Staples	2.5%
Energy	2.2%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	7.9%
Liabilities in Excess of Other Assets	(6.3)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the side letter expense limits expired and reverted back to the standard expense limits of 1.42%, 0.92%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class R6, Class S and Class S2 shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VRSCX

Voya SmallCap Opportunities Portfolio

92913P842-AR

Class S: IVPOX

Voya SmallCap Opportunities Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$122	1.14%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed Russell 2000® Growth Index driven by stock selection.

↑ Top contributors to performance: Stock selection in the technology, financials, & consumer staples sectors were the largest contributors to performance.  Top individual contributors included Lumentum Holdings, Inc. Tower Semiconductor, Ltd. and Kratos Defense & Security Solutions, Inc.

↓ Top detractors from performance: The top detractors from performance for the period were an overall negative allocation effect combined with stock selection in the health care, materials, and energy sectors. Top individual detractors were Bloom Energy Corp., SAIA, Inc. & Globant, SA.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,309	$11,274	$11,132	$12,131
2017	$13,396	$13,656	$13,600	$13,908
2018	$11,241	$12,941	$12,334	$12,377
2019	$14,094	$16,955	$15,846	$15,535
2020	$17,767	$20,497	$21,334	$18,636
2021	$18,546	$25,756	$21,938	$21,398
2022	$14,226	$20,808	$16,155	$17,024
2023	$17,163	$26,210	$19,169	$19,907
2024	$20,354	$32,449	$22,074	$22,203
2025	$23,286	$38,013	$24,947	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	14.40%	5.56%	8.82%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$173,283,852
  # of Portfolio Holdings112
  Portfolio Turnover Rate129%
  Investment Advisory Fees Paid$1,143,702

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.4%
Alignment Healthcare, Inc.	2.2%
Onto Innovation, Inc.	2.1%
Granite Construction, Inc.	2.1%
Tower Semiconductor Ltd.	1.9%
Herc Holdings, Inc.	1.6%
Five Below, Inc.	1.6%
Standex International Corp.	1.6%
BrightSpring Health Services, Inc.	1.6%
Celsius Holdings, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(6.3)%
Short-Term Investments	7.9%
Common Stock	98.4%

Sector Allocation

Value	Value
Health Care	27.8%
Industrials	25.8%
Information Technology	20.5%
Financials	9.3%
Consumer Discretionary	8.3%
Consumer Staples	2.5%
Energy	2.2%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	7.9%
Liabilities in Excess of Other Assets	(6.3)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the side letter expense limits expired and reverted back to the standard expense limits of 1.42%, 0.92%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class R6, Class S and Class S2 shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVPOX

Voya SmallCap Opportunities Portfolio

92913P602-AR

Class S2: ISCTX

Voya SmallCap Opportunities Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$139	1.30%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed Russell 2000® Growth Index driven by stock selection.

↑ Top contributors to performance: Stock selection in the technology, financials, & consumer staples sectors were the largest contributors to performance.  Top individual contributors included Lumentum Holdings, Inc. Tower Semiconductor, Ltd. and Kratos Defense & Security Solutions, Inc.

↓ Top detractors from performance: The top detractors from performance for the period were an overall negative allocation effect combined with stock selection in the health care, materials, and energy sectors. Top individual detractors were Bloom Energy Corp., SAIA, Inc. & Globant, SA.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,295	$11,274	$11,132	$12,131
2017	$13,357	$13,656	$13,600	$13,908
2018	$11,195	$12,941	$12,334	$12,377
2019	$14,011	$16,955	$15,846	$15,535
2020	$17,634	$20,497	$21,334	$18,636
2021	$18,384	$25,756	$21,938	$21,398
2022	$14,076	$20,808	$16,155	$17,024
2023	$16,963	$26,210	$19,169	$19,907
2024	$20,077	$32,449	$22,074	$22,203
2025	$22,966	$38,013	$24,947	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	14.39%	5.43%	8.67%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$173,283,852
  # of Portfolio Holdings112
  Portfolio Turnover Rate129%
  Investment Advisory Fees Paid$1,143,702

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.4%
Alignment Healthcare, Inc.	2.2%
Onto Innovation, Inc.	2.1%
Granite Construction, Inc.	2.1%
Tower Semiconductor Ltd.	1.9%
Herc Holdings, Inc.	1.6%
Five Below, Inc.	1.6%
Standex International Corp.	1.6%
BrightSpring Health Services, Inc.	1.6%
Celsius Holdings, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(6.3)%
Short-Term Investments	7.9%
Common Stock	98.4%

Sector Allocation

Value	Value
Health Care	27.8%
Industrials	25.8%
Information Technology	20.5%
Financials	9.3%
Consumer Discretionary	8.3%
Consumer Staples	2.5%
Energy	2.2%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	7.9%
Liabilities in Excess of Other Assets	(6.3)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the side letter expense limits expired and reverted back to the standard expense limits of 1.42%, 0.92%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class R6, Class S and Class S2 shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISCTX

Voya SmallCap Opportunities Portfolio

92913P107-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, Christopher P. Sullivan, Jody Foster and Mark Wetzel are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Sullivan are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal year ended December 31, 2025 and December 31, 2024.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $44,470 for the year ended December 31, 2025 and $44,470 for the year ended December 31, 2024.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of each respective audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended December 31, 2025 and $0 for the year ended December 31, 2024.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $17,160 for the year ended December 31, 2025 and $17,160 for the year ended December 31, 2024. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended December 31, 2025 and $0 for the year ended December 31, 2024.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 14, 2024

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Service
German Tax Treaty Reclaims	√	Not to exceed $2,500 per fund during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:     January 1, 2025 to December 31, 2025

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA ENHANCED SECURITIZED INCOME FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended December 31, 2025 and December 31, 2024; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2025	2024
Voya Variable Products Trust	$17,160	$17,160
Voya Investments, LLC (1)	$11,775,221	$15,784,141

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

December 31, 2025

Classes ADV, I, R6, S and S2

Voya Variable Products Trust

◼	Voya MidCap Opportunities Portfolio

◼	Voya SmallCap Opportunities Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya MidCap Opportunities Portfolio and Voya SmallCap Opportunities Portfolio and the Board of Trustees of Voya Variable Products Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya MidCap Opportunities Portfolio and Voya SmallCap Opportunities Portfolio (collectively referred to as the “Portfolios”) (two of the portfolios constituting Voya Variable Products Trust (the “Trust”)), including the portfolios of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (two of the portfolios constituting Voya Variable Products Trust) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 25, 2026

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
ASSETS:
Investments in securities at fair value+*	$952,985,113	$170,459,877
Short-term investments at fair value†	22,622,468	13,705,394
Cash	53,678	415
Receivables:
Fund shares sold	8,438,758	3,642
Dividends	278,949	43,621
Foreign tax reclaims	44,275	569
Prepaid expenses	3,273	566
Reimbursement due from Investment Adviser	177,221	11,181
Other assets	66,681	10,445
Total assets	984,670,416	184,235,710
LIABILITIES:
Payable for investment securities purchased	–	402,350
Payable for fund shares redeemed	1,562,037	215,104
Payable upon receipt of securities loaned	17,868,468	10,089,394
Payable for investment management fees	660,124	127,447
Payable for distribution and shareholder service fees	73,566	25,066
Payable to trustees under the deferred compensation plan (Note 6)	66,681	10,445
Payable for trustee fees	2,537	431
Other accrued expenses and liabilities	338,511	81,621
Total liabilities	20,571,924	10,951,858
NET ASSETS	$964,098,492	$173,283,852
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$739,561,419	$123,832,042
Total distributable earnings	224,537,073	49,451,810
NET ASSETS	$964,098,492	$173,283,852
+ Including securities loaned at value	$17,301,792	$9,844,682
* Cost of investments in securities	$863,999,753	$145,124,953
† Cost of short-term investments	$22,622,468	$13,705,394

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
Class ADV
Net assets	$115,783,678	$56,390,401
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	42,218,377	2,770,350
Net asset value and redemption price per share	$2.74	$20.35
Class I
Net assets	$654,958,324	$112,878,016
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	117,607,567	4,333,041
Net asset value and redemption price per share	$5.57	$26.05
Class R6
Net assets	$106,935,124	$1,373,943
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	19,242,822	52,588
Net asset value and redemption price per share	$5.56	$26.13
Class S
Net assets	$49,887,424	$2,287,851
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	13,572,137	101,913
Net asset value and redemption price per share	$3.68	$22.45
Class S2
Net assets	$36,533,942	$353,641
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	11,129,792	16,786
Net asset value and redemption price per share	$3.28	$21.07

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,511,258	$844,560
Interest	1,784	477
Securities lending income, net	40,928	25,324
Other	7,046	1,246
Total investment income	6,561,016	871,607
EXPENSES:
Investment management fees	8,059,390	1,465,857
Distribution and shareholder service fees:
Class ADV	610,258	258,525
Class S	142,150	33,055
Class S2	156,395	1,426
Transfer agent fees:
Class ADV	178,943	93,466
Class I	999,133	191,182
Class R6	80	4
Class S	83,052	24,109
Class S2	57,331	644
Shareholder reporting expense	27,926	17,310
Professional fees	144,008	36,256
Custody and accounting expense	71,938	23,835
Trustee fees	25,366	4,311
Miscellaneous expense	84,886	18,140
Interest expense	1,475	—
Total expenses	10,642,331	2,168,120
Waived and reimbursed fees	(2,067,699)	(322,155)
Net expenses	8,574,632	1,845,965
Net investment loss	(2,013,616)	(974,358)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	146,236,398	29,275,932
Net realized gain	146,236,398	29,275,932
Net change in unrealized appreciation (depreciation) on:
Investments	(99,454,723)	(3,855,575)
Net change in unrealized appreciation (depreciation)	(99,454,723)	(3,855,575)
Net realized and unrealized gain	46,781,675	25,420,357
Increase in net assets resulting from operations	$44,768,059	$24,445,999
* Foreign taxes withheld	$25,782	$1,217

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya MidCap Opportunities Portfolio		Voya SmallCap Opportunities Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment loss	$(2,013,616)	$(2,226,985)	$(974,358)	$(961,895)
Net realized gain	146,236,398	158,904,700	29,275,932	39,123,080
Net change in unrealized appreciation (depreciation)	(99,454,723)	2,959,752	(3,855,575)	(1,980,627)
Increase in net assets resulting from operations	44,768,059	159,637,467	24,445,999	36,180,558
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(21,128,787)	—	(1,448,563)	(227,093)
Class I	(63,322,634)	—	(2,699,485)	(945,256)
Class R6	(10,717,324)	—	(29,077)	(3,484)
Class S	(7,203,638)	—	(476,381)	(130,381)
Class S2	(5,855,728)	—	(10,113)	(4,369)
Total distributions	(108,228,111)	—	(4,663,619)	(1,310,583)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	82,608,061	60,052,813	7,833,729	13,580,711
Reinvestment of distributions	108,228,111	—	4,663,619	1,310,583
	190,836,172	60,052,813	12,497,348	14,891,294
Cost of shares redeemed	(270,578,921)	(195,857,845)	(79,161,930)	(32,585,052)
Net decrease in net assets resulting from capital share transactions	(79,742,749)	(135,805,032)	(66,664,582)	(17,693,758)
Net increase (decrease) in net assets	(143,202,801)	23,832,435	(46,882,202)	17,176,217
NET ASSETS:
Beginning of year or period	1,107,301,293	1,083,468,858	220,166,054	202,989,837
End of year or period	$964,098,492	$1,107,301,293	$173,283,852	$220,166,054

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya MidCap Opportunities Portfolio
Class ADV
12-31-25	3.19	(0.02)•	0.15	0.13	—	0.58	—	0.58	—	2.74	3.40	1.48	1.26	1.26	(0.61)	115,784	79
12-31-24	2.77	(0.02)•	0.44	0.42	—	—	—	—	—	3.19	15.16	1.45	1.22	1.22	(0.61)	125,183	82
12-31-23	2.25	(0.01)•	0.53	0.52	—	—	—	—	—	2.77	23.11	1.48	1.16	1.16	(0.44)	125,989	74
12-31-22	15.67	(0.02)•	(4.47)	(4.49)	—	8.85	0.07	8.92	—	2.25	(25.49)	1.47	1.16	1.16	(0.51)	115,012	45
12-31-21	16.43	(0.13)•	1.99	1.86	—	2.62	—	2.62	—	15.67	11.57	1.35	1.16	1.16	(0.79)	180,187	66
Class I
12-31-25	5.90	(0.01)•	0.26	0.25	—	0.58	—	0.58	—	5.57	3.90	0.98	0.76	0.76	(0.11)	654,958	79
12-31-24	5.09	(0.01)•	0.82	0.81	—	—	—	—	—	5.90	15.91	0.95	0.72	0.72	(0.11)	752,092	82
12-31-23	4.12	0.00*•	0.97	0.97	—	—	—	—	—	5.09	23.54	0.98	0.66	0.66	0.06	727,111	74
12-31-22	18.11	(0.00)*	(5.06)	(5.06)	—	8.85	0.07	8.92	—	4.12	(25.07)	0.97	0.66	0.66	(0.01)	633,556	45
12-31-21	18.54	(0.05)•	2.24	2.19	—	2.62	—	2.62	—	18.11	12.07	0.85	0.66	0.66	(0.29)	905,105	66
Class R6
12-31-25	5.88	(0.01)•	0.27	0.26	—	0.58	—	0.58	—	5.56	4.08	0.83	0.76	0.76	(0.10)	106,935	79
12-31-24	5.08	(0.01)•	0.81	0.80	—	—	—	—	—	5.88	15.75	0.81	0.72	0.72	(0.12)	114,805	82
12-31-23	4.11	0.00*•	0.97	0.97	—	—	—	—	—	5.08	23.60	0.82	0.66	0.66	0.07	112,281	74
12-31-22	18.11	(0.00)*	(5.07)	(5.07)	—	8.85	0.07	8.92	—	4.11	(25.12)	0.83	0.66	0.66	(0.01)	95,236	45
12-31-21	18.53	(0.05)•	2.25	2.20	—	2.62	—	2.62	—	18.11	12.14	0.77	0.66	0.66	(0.29)	135,451	66
Class S
12-31-25	4.09	(0.01)•	0.18	0.17	—	0.58	—	0.58	—	3.68	3.68	1.23	1.01	1.01	(0.37)	49,887	79
12-31-24	3.54	(0.01)•	0.56	0.55	—	—	—	—	—	4.09	15.54	1.20	0.97	0.97	(0.37)	74,792	82
12-31-23	2.87	(0.01)•	0.68	0.67	—	—	—	—	—	3.54	23.35	1.23	0.91	0.91	(0.19)	78,884	74
12-31-22	16.47	(0.01)•	(4.66)	(4.67)	—	8.85	0.07	8.92	—	2.87	(25.20)	1.22	0.91	0.91	(0.27)	81,784	45
12-31-21	17.11	(0.09)•	2.07	1.98	—	2.62	—	2.62	—	16.47	11.83	1.10	0.91	0.91	(0.53)	135,499	66
Class S2
12-31-25	3.71	(0.02)•	0.17	0.15	—	0.58	—	0.58	—	3.28	3.49	1.38	1.16	1.16	(0.51)	36,534	79
12-31-24	3.22	(0.02)•	0.51	0.49	—	—	—	—	—	3.71	15.22	1.35	1.12	1.12	(0.51)	40,429	82
12-31-23	2.61	(0.01)•	0.62	0.61	—	—	—	—	—	3.22	23.37	1.38	1.06	1.06	(0.34)	39,205	74
12-31-22	16.14	(0.02)•	(4.58)	(4.60)	—	8.85	0.07	8.92	—	2.61	(25.41)	1.37	1.06	1.06	(0.41)	35,764	45
12-31-21	16.84	(0.12)•	2.04	1.92	—	2.62	—	2.62	—	16.14	11.65	1.25	1.06	1.06	(0.69)	55,765	66
Voya SmallCap Opportunities Portfolio
Class ADV
12-31-25	18.36	(0.16)•	2.66	2.50	0.39	0.12	—	0.51	—	20.35	14.18	1.59	1.40	1.40	(0.89)	56,390	129
12-31-24	15.59	(0.14)•	2.99	2.85	0.08	—	—	0.08	—	18.36	18.28	1.55	1.35	1.35	(0.79)	53,956	115
12-31-23	12.95	(0.11)•	2.75	2.64	—	—	—	—	—	15.59	20.39	1.56	1.35	1.35	(0.75)	49,222	105
12-31-22	22.82	(0.14)•	(5.37)	(5.51)	—	4.34	0.02	4.36	—	12.95	(23.48)	1.56	1.35	1.35	(0.91)	44,505	179
12-31-21	24.47	(0.23)•	1.33	1.10	—	2.75	—	2.75	—	22.82	4.14	1.52	1.35	1.35	(0.96)	66,518	128
Class I
12-31-25	23.33	(0.09)•	3.42	3.33	0.49	0.12	—	0.61	—	26.05	14.80	1.09	0.90	0.90	(0.40)	112,878	129
12-31-24	19.76	(0.07)•	3.79	3.72	0.15	—	—	0.15	—	23.33	18.90	1.05	0.85	0.85	(0.29)	141,920	115
12-31-23	16.34	(0.05)•	3.47	3.42	—	—	—	—	—	19.76	20.93	1.06	0.85	0.85	(0.25)	128,606	105
12-31-22	27.13	(0.08)•	(6.35)	(6.43)	—	4.34	0.02	4.36	—	16.34	(23.09)	1.06	0.85	0.85	(0.41)	117,865	179
12-31-21	28.47	(0.13)•	1.54	1.41	—	2.75	—	2.75	—	27.13	4.67	1.02	0.85	0.85	(0.46)	167,668	128
Class R6
12-31-25	23.39	(0.09)•	3.44	3.35	0.49	0.12	—	0.61	—	26.13	14.83	0.91	0.89	0.89	(0.38)	1,374	129
12-31-24	19.75	(0.07)•	3.79	3.72	0.08	—	—	0.08	—	23.39	18.88	0.90	0.85	0.85	(0.30)	1,269	115

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya SmallCap Opportunities Portfolio (continued)
Class R6 (continued)
12-31-23	16.33	(0.05)•	3.47	3.42	—	—	—	—	—	19.75	20.94	0.90	0.85	0.85	(0.27)	1,038	105
12-31-22	27.12	(0.09)•	(6.34)	(6.43)	—	4.34	0.02	4.36	—	16.33	(23.10)	0.90	0.85	0.85	(0.43)	1,284	179
12-31-21	28.47	(0.14)•	1.54	1.40	—	2.75	—	2.75	—	27.12	4.63	0.87	0.85	0.85	(0.47)	9,278	128
Class S
12-31-25	20.19	(0.12)•	2.92	2.80	0.42	0.12	—	0.54	—	22.45	14.40	1.34	1.14	1.14	(0.63)	2,288	129
12-31-24	17.12	(0.10)•	3.28	3.18	0.11	—	—	0.11	—	20.19	18.59	1.30	1.10	1.10	(0.55)	22,627	115
12-31-23	14.19	(0.08)•	3.01	2.93	—	—	—	—	—	17.12	20.65	1.31	1.10	1.10	(0.51)	23,639	105
12-31-22	24.39	(0.11)•	(5.73)	(5.84)	—	4.34	0.02	4.36	—	14.19	(23.30)	1.31	1.10	1.10	(0.66)	23,286	179
12-31-21	25.92	(0.19)•	1.41	1.22	—	2.75	—	2.75	—	24.39	4.38	1.27	1.10	1.10	(0.72)	38,269	128
Class S2
12-31-25	18.96	(0.15)•	2.77	2.62	0.39	0.12	—	0.51	—	21.07	14.39	1.49	1.30	1.30	(0.79)	354	129
12-31-24	16.16	(0.12)•	3.08	2.96	0.16	—	—	0.16	—	18.96	18.36	1.45	1.25	1.25	(0.69)	394	115
12-31-23	13.41	(0.10)•	2.85	2.75	—	—	—	—	—	16.16	20.51	1.46	1.25	1.25	(0.66)	485	105
12-31-22	23.41	(0.14)•	(5.50)	(5.64)	—	4.34	0.02	4.36	—	13.41	(23.43)	1.46	1.25	1.25	(0.81)	470	179
12-31-21	25.01	(0.22)•	1.37	1.15	—	2.75	—	2.75	—	23.41	4.25	1.42	1.25	1.25	(0.89)	1,487	128

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025

NOTE 1 — ORGANIZATION

Voya Variable Products Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on December 17, 1993. There are two active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Trust: Voya MidCap Opportunities Portfolio (“MidCap Opportunities”) and Voya SmallCap Opportunities Portfolio (“SmallCap Opportunities”), each a diversified series of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser Class (“Class ADV”), Class I, Class R6, Class S, and Service 2 Class (“Class S2”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio’s assets attributable to that class, subtracting each Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

H. Securities Lending. Each Portfolio may temporarily loan up to 33% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

I. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
MidCap Opportunities	$799,488,637	$998,887,704
SmallCap Opportunities	218,360,547	287,823,310

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
MidCap Opportunities	0.85% on the first $250 million;
0.80% on the next $400 million;
0.75% on the next $450 million; and
0.70% in excess of $1.1 billion
SmallCap Opportunities	0.85% on the first $250 million;
0.80% on the next $250 million;
0.75% on the next $250 million;
0.70% on the next $250 million; and
0.65% in excess of $1 billion

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares.

Class S shares of the Portfolios are subject to a shareholder services plan (the “Shareholder Services Plan”). Under the Shareholder Services Plan, each Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares as compensation for services the Distributor provides and expenses it bears in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	SmallCap Opportunities	7.55%
Voya Institutional Trust Company	MidCap Opportunities	46.45
	SmallCap Opportunities	40.05
Voya Retirement Insurance and Annuity Company	MidCap Opportunities	50.23
	SmallCap Opportunities	51.40

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets”

on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
MidCap Opportunities	$1,317,835
SmallCap Opportunities	309,059

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit the expenses excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
MidCap Opportunities	1.40%	0.90%	0.90%	1.10%	1.30%
SmallCap Opportunities	1.42%	0.92%	0.92%	1.17%	1.32%

Pursuant to a side letter agreement, through May 1, 2026, the Investment Adviser has further lowered the expense limits for MidCap Opportunities. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreement will continue. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
MidCap Opportunities	1.25%	0.75%	0.75%	1.00%	1.15%

Effective May 1, 2025, the side letter expense limits for SmallCap Opportunities expired and reverted back to the standard expense limit agreement listed above. Prior to May 1, 2025, the side letter expense Limits for SmallCap Opportunities were 1.35%, 0.85%, 0.85%, 1.10% and 1.25% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively.

Unless otherwise specified above, the Investment Adviser may until May 1, 2026, recoup from a Portfolio

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

The amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the investment Adviser, until May 1, 2026, and the related expiration dates, as of December 31, 2025 are as follows:

	December 31,
	2026	2027	2028	Total
SmallCap Opportunities
Class ADV	$—	$—	$64,337	$64,337
Class I	—	—	128,748	128,748
Class S	—	—	14,045	14,045
Class S2	—	—	434	434

The Expense Limitation Agreement is contractual through May 1, 2026. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the year ended December 31, 2025.

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
MidCap Opportunities	2	$4,980,000	5.33%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

MidCap Opportunities
Class ADV
12/31/2025	2,151,031	—	7,361,946	(6,511,307)	—	3,001,670	6,626,961	—	21,128,787	(20,331,335)	—	7,424,413
12/31/2024	1,259,479	—	—	(7,507,626)	—	(6,248,147)	3,693,235	—	—	(22,543,593)	—	(18,850,358)
Class I
12/31/2025	8,207,327	—	10,880,178	(29,011,099)	—	(9,923,594)	47,484,037	—	63,322,634	(175,880,167)	—	(65,073,496)
12/31/2024	5,673,418	—	—	(20,884,511)	—	(15,211,093)	31,311,333	—	—	(114,471,356)	—	(83,160,023)
Class R6
12/31/2025	3,919,861	—	1,844,634	(6,034,672)	—	(270,177)	23,274,463	—	10,717,324	(35,956,032)	—	(1,964,245)
12/31/2024	3,505,853	—	—	(6,084,996)	—	(2,579,143)	18,771,676	—	—	(33,056,034)	—	(14,284,358)
Class S
12/31/2025	1,047,349	—	1,875,947	(7,659,371)	—	(4,736,075)	4,245,481	—	7,203,638	(32,158,073)	—	(20,708,954)
12/31/2024	1,491,112	—	—	(5,481,242)	—	(3,990,130)	5,666,881	—	—	(20,733,240)	—	(15,066,359)
Class S2
12/31/2025	257,576	—	1,707,210	(1,729,784)	—	235,002	977,119	—	5,855,728	(6,253,314)	—	579,533
12/31/2024	173,597	—	—	(1,460,029)	—	(1,286,432)	609,688	—	—	(5,053,622)	—	(4,443,934)

SmallCap Opportunities
Class ADV
12/31/2025	155,925	—	85,260	(410,143)	—	(168,958)	2,840,698	—	1,448,563	(7,572,402)	—	(3,283,141)
12/31/2024	111,835	—	13,118	(343,645)	—	(218,692)	1,932,937	—	227,093	(5,970,260)	—	(3,810,230)

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

SmallCap Opportunities (continued)
Class I
12/31/2025	176,474	—	124,458	(2,051,447)	—	(1,750,515)	4,199,806	—	2,699,485	(49,232,549)	—	(42,333,258)
12/31/2024	439,525	—	43,081	(906,715)	—	(424,109)	10,121,651	—	945,256	(19,929,266)	—	(8,862,359)
Class R6
12/31/2025	12,152	—	1,337	(15,173)	—	(1,684)	270,958	—	29,077	(336,754)	—	(36,719)
12/31/2024	23,940	—	158	(22,362)	—	1,736	553,347	—	3,484	(491,385)	—	65,446
Class S
12/31/2025	25,860	—	25,421	(1,070,060)	—	(1,018,779)	508,310	—	476,381	(21,921,288)	—	(20,936,597)
12/31/2024	48,420	—	6,858	(315,213)	—	(259,935)	945,844	—	130,381	(5,994,811)	—	(4,918,586)
Class S2
12/31/2025	765	—	576	(5,349)	—	(4,008)	13,957	—	10,113	(98,937)	—	(74,867)
12/31/2024	1,506	—	244	(10,969)	—	(9,219)	26,932	—	4,369	(199,330)	—	(168,029)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2025:

MidCap Opportunities

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$2,017,125	$(2,017,125)	$—
BNP Paribas Securities Corp.	132	(132)	—
BofA Securities Inc	1,137,741	(1,137,741)	—
Natixis Securities America LLC	10,551,326	(10,551,326)	—
Scotia Capital (USA) INC	2,175,502	(2,175,502)	—
State Street Bank and Trust Company	1,419,966	(1,419,966)	—
Total	$17,301,792	$(17,301,792)	$—

(1)	Cash collateral with a fair value of $17,868,468 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 10 — SECURITIES LENDING (continued)

SmallCap Opportunities

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp.	$107,211	$(107,211)	$—
BNP Paribas Prime Brokerage Intl Ltd	1,452,360	(1,452,360)	—
BNP Paribas Securities Corp.	99,330	(99,330)	—
HSBC Bank PLC	450,198	(450,198)	—
J.P. Morgan Securities LLC	3,583,555	(3,583,555)	—
National Financial Services LLC	3,853,671	(3,853,671)	—
Scotia Capital (USA) INC	292,161	(292,161)	—
TD Securities (USA) Inc.	241	(241)	—
Wells Fargo Securities LLC	5,955	(5,955)	—
Total	$9,844,682	$(9,844,682)	$—

(1)	Cash collateral with a fair value of $10,089,394 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Ordinary Income	Long-term Capital Gains	Ordinary Income
MidCap Opportunities	$—	$108,228,111	$—
SmallCap Opportunities	3,666,425	997,194	1,310,583

The tax-basis components of distributable earnings as of December 31, 2025, were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Total Distributable Earnings/(Loss)
MidCap Opportunities	$80,615,891	$59,023,781	$84,897,401	$—	$224,537,073
SmallCap Opportunities	3,779,130	20,995,198	24,677,482	—	49,451,810

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

As of December 31, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU

2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 15 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

Voya Midcap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 5.3%
61,878 (1)	Reddit, Inc. - Class A	$14,223,896	1.5
267,401 (1)	ROBLOX Corp. - Class A	21,667,503	2.2
59,365 (1)	Take-Two Interactive Software, Inc.	15,199,221	1.6
		51,090,620	5.3

	Consumer Discretionary: 21.1%
202,539 (1)(2)	Birkenstock Holding PLC	8,283,845	0.9
47,570 (1)	Burlington Stores, Inc.	13,740,594	1.4
22,278 (1)	Carvana Co.	9,401,762	1.0
335,266 (1)	Coupang, Inc.	7,908,925	0.8
17,278	Domino's Pizza, Inc.	7,201,816	0.7
318,041 (1)	DraftKings, Inc. - Class A	10,959,693	1.1
112,492 (1)	Dutch Bros, Inc. - Class A	6,886,760	0.7
73,808	Hilton Worldwide Holdings, Inc.	21,201,348	2.2
233,231 (1)	On Holding AG - Class A	10,840,577	1.1
125,639	Royal Caribbean Cruises Ltd.	35,043,230	3.6
101,411 (1)	SharkNinja, Inc.	11,347,891	1.2
131,984	Tapestry, Inc.	16,863,596	1.8
61,187	Texas Roadhouse, Inc.	10,157,042	1.1
331,104	Tractor Supply Co.	16,558,511	1.7
57,209	Williams-Sonoma, Inc.	10,216,955	1.1
29,859	Wingstop, Inc.	7,121,073	0.7
		203,733,618	21.1

	Consumer Staples: 1.9%
198,248 (1)	Celsius Holdings, Inc.	9,067,863	1.0
71,773 (1)	Dollar Tree, Inc.	8,828,797	0.9
		17,896,660	1.9

	Energy: 2.8%
92,654	Chesapeake Energy Corp.	10,225,295	1.1
49,197	Targa Resources Corp.	9,076,847	0.9
180,148	TechnipFMC PLC	8,027,395	0.8
		27,329,537	2.8

	Financials: 8.7%
82,041 (1)	Affirm Holdings, Inc.	6,106,311	0.6
30,360	Assurant, Inc.	7,312,206	0.8
1,003,571 (2)	Blue Owl Capital, Inc.	14,993,351	1.5
7,783 (1)	Coinbase Global, Inc. - Class A	1,760,047	0.2
263,541	Lazard, Inc.	12,797,551	1.3
89,957 (1)	Robinhood Markets, Inc. - Class A	10,174,137	1.1
339,524	Rocket Cos., Inc. - Class A	6,573,185	0.7
68,467	Stifel Financial Corp.	8,573,438	0.9
118,665	Synchrony Financial	9,900,221	1.0
169,615 (1)	Toast, Inc. - Class A	6,023,029	0.6
		84,213,476	8.7

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 16.6%
89,905 (2)	Alcon, Inc.	$7,085,413	0.7
30,774 (1)	Align Technology, Inc.	4,805,360	0.5
56,331 (1)	Alnylam Pharmaceuticals, Inc.	22,400,022	2.3
109,967	AmerisourceBergen Corp.	37,141,354	3.9
165,766 (1)	Doximity, Inc. - Class A	7,340,118	0.8
28,604 (1)	ICON PLC	5,212,221	0.6
37,481 (1)	IDEXX Laboratories, Inc.	25,357,021	2.6
2,844 (1)	Mettler-Toledo International, Inc.	3,965,076	0.4
35,396	Quest Diagnostics, Inc.	6,142,268	0.6
40,708 (1)	Repligen Corp.	6,670,413	0.7
59,699 (1)	Veeva Systems, Inc. - Class A	13,326,608	1.4
175,268 (1)	Vera Therapeutics, Inc.	8,875,572	0.9
29,241 (1)	Waters Corp.	11,106,609	1.2
		159,428,055	16.6

	Industrials: 20.4%
47,650	Applied Industrial Technologies, Inc.	12,235,091	1.3
33,051 (1)	Axon Enterprise, Inc.	18,770,654	1.9
30,428	Comfort Systems USA, Inc.	28,398,148	2.9
13,816 (1)	Dycom Industries, Inc.	4,668,426	0.5
45,681	HEICO Corp.	14,781,915	1.5
162,264	Howmet Aerospace, Inc.	33,267,365	3.5
81,165	Johnson Controls International PLC	9,719,509	1.0
200,228 (1)	Kratos Defense & Security Solutions, Inc.	15,199,308	1.6
177,409	Leonardo DRS, Inc.	6,047,873	0.6
83,375 (1)	Rocket Lab Corp.	5,816,240	0.6
12,692	United Rentals, Inc.	10,271,889	1.1
50,035	Verisk Analytics, Inc.	11,192,329	1.2
65,553	Vertiv Holdings Co. - Class A	10,620,242	1.1
15,568	WW Grainger, Inc.	15,708,890	1.6
		196,697,879	20.4

	Information Technology: 16.8%
57,331 (1)	Astera Labs, Inc.	9,537,585	1.0
139,236 (1)	Cloudflare, Inc. - Class A	27,450,377	2.8
160,274 (1)(2)	Core Scientific, Inc.	2,333,590	0.2
9,492 (1)	Crowdstrike Holdings, Inc. - Class A	4,449,470	0.5
142,355 (1)	Datadog, Inc. - Class A	19,358,857	2.0
3,958 (1)	Fair Isaac Corp.	6,691,474	0.7
30,184 (1)	HubSpot, Inc.	12,112,839	1.3
146,769 (1)	Klaviyo, Inc. - Class A	4,765,589	0.5
11,817 (1)	MongoDB, Inc.	4,959,477	0.5
25,840	Monolithic Power Systems, Inc.	23,420,342	2.4
39,972 (1)	Onto Innovation, Inc.	6,309,980	0.7
68,645 (1)	Rambus, Inc.	6,307,789	0.7
53,588 (1)	Rubrik, Inc. - Class A	4,098,410	0.4

See Accompanying Notes to Financial Statements

Voya Midcap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
111,740 (1)	Samsara, Inc. - Class A	$3,961,183	0.4
17,969 (1)	SiTime Corp.	6,346,471	0.7
55,496 (1)	Snowflake, Inc. - Class A	12,173,603	1.3
74,310 (1)	Super Micro Computer, Inc.	2,175,054	0.2
23,751 (1)	Zscaler, Inc.	5,342,075	0.5
		161,794,165	16.8

	Materials: 1.1%
36,754	Vulcan Materials Co.	10,482,976	1.1

	Real Estate: 1.9%
79,173	Boston Properties, Inc.	5,342,594	0.6
69,894	Welltower, Inc.	12,973,025	1.3
		18,315,619	1.9

	Utilities: 2.3%
136,382	Vistra Corp.	22,002,508	2.3

	Total Common Stock (Cost $863,999,753)	952,985,113	98.9

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 2.3%
	Repurchase Agreements: 1.6%
1,417,201 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $1,417,500, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%- 7.003%, Market Value plus accrued interest $1,445,545, due 12/01/30-11/20/75)	1,417,201	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,270,515 (3)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $4,271,437, collateralized by various U.S. Government Securities, 0.000%- 5.250%, Market Value plus accrued interest $4,357,133, due 01/31/26-11/15/55)	$4,270,515	0.4
4,014,284 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $4,015,124, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 6.500%, Market Value plus accrued interest $4,094,570, due 10/15/26-12/20/55)	4,014,284	0.4
1,188,102 (3)	Jefferies LLC, Repurchase Agreement dated 12/31/2025, 3.860%, due 01/02/2026 (Repurchase Amount $1,188,353, collateralized by various U.S. Government Securities, 1.625%- 4.000%, Market Value plus accrued interest $1,211,864, due 01/15/27-04/15/30)	1,188,102	0.1

See Accompanying Notes to Financial Statements

Voya Midcap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,073,358 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $1,073,584, collateralized by various U.S. Government Securities, 0.625%- 4.875%, Market Value plus accrued interest $1,094,825, due 04/30/26-11/15/34)	$1,073,358	0.1
4,175,008 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $4,175,916, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $4,245,497, due 04/15/28-02/15/55)	4,175,008	0.4
	Total Repurchase Agreements (Cost $16,138,468)	16,138,468	1.6

	Time Deposits: 0.2%
120,000 (3)	DZ Bank AG, 3.600%, 01/02/2026	120,000	0.0
320,000 (3)	Landesbank Hessen Thueringen Girozentrale, 3.640%, 01/02/2026	320,000	0.1
320,000 (3)	Mizuho Bank Ltd., 3.640%, 01/02/2026	320,000	0.0
150,000 (3)	National Bank of Canada, 3.630%, 01/02/2026	150,000	0.0
430,000 (3)	Royal Bank of Canada, 3.850%, 01/02/2026	430,000	0.1
210,000 (3)	Societe Generale S.A., 3.640%, 01/02/2026	210,000	0.0
180,000 (3)	Toronto-Dominion Bank, 3.650%, 01/02/2026	180,000	0.0
	Total Time Deposits (Cost $1,730,000)	1,730,000	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
4,754,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $4,754,000)	$4,754,000	0.5
	Total Short-Term Investments (Cost $22,622,468)	$22,622,468	2.3
	Total Investments in Securities (Cost $886,622,221)	$975,607,581	101.2
	Liabilities in Excess of Other Assets	(11,509,089)	(1.2)
	Net Assets	$964,098,492	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

Voya Midcap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$952,985,113	$—	$—	$952,985,113
Short-Term Investments	4,754,000	17,868,468	—	22,622,468
Total Investments, at fair value	$957,739,113	$17,868,468	$—	$975,607,581

^          See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*           For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $890,710,180.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$139,112,934
Gross Unrealized Depreciation	(54,215,533)
Net Unrealized Appreciation	$84,897,401

See Accompanying Notes to Financial Statements

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Consumer Discretionary: 8.3%
96,505 (1)	Arhaus, Inc.	$1,081,821	0.6
32,013 (1)	Dutch Bros, Inc. - Class A	1,959,836	1.1
14,436 (1)	Five Below, Inc.	2,719,165	1.6
123,681 (1)	Genius Sports Ltd.	1,362,965	0.8
66,262 (1)	Life Time Group Holdings, Inc.	1,761,244	1.0
11,169 (1)	Modine Manufacturing Co.	1,491,173	0.9
9,751 (1)	Ollie's Bargain Outlet Holdings, Inc.	1,068,807	0.6
16,962 (1)	Skyline Champion Corp.	1,433,289	0.8
6,172	Wingstop, Inc.	1,471,960	0.9
		14,350,260	8.3

	Consumer Staples: 2.5%
57,714 (1)	Celsius Holdings, Inc.	2,639,838	1.5
23,244 (1)	e.l.f. Beauty, Inc.	1,767,474	1.0
		4,407,312	2.5

	Energy: 2.2%
1,553 (1)(2)	Centrus Energy Corp. - Class A	377,006	0.2
60,494	Northern Oil and Gas, Inc.	1,298,806	0.8
29,581	Solaris Oilfield Infrastructure, Inc. - Class A	1,359,839	0.8
62,521 (1)	Uranium Energy Corp.	730,245	0.4
		3,765,896	2.2

	Financials: 9.3%
6,377 (1)	Dave, Inc.	1,411,931	0.8
47,930	Glacier Bancorp, Inc.	2,111,316	1.2
8,460	HCI Group, Inc.	1,621,697	0.9
28,450	Moelis & Co. - Class A	1,955,653	1.1
15,014 (1)	Palomar Holdings, Inc.	2,023,287	1.2
7,763	Piper Sandler Cos.	2,637,169	1.5
32,904	StepStone Group, Inc. - Class A	2,111,450	1.2
27,653	Western Alliance Bancorp	2,324,788	1.4
		16,197,291	9.3

	Health Care: 27.8%
33,166 (1)	ACADIA Pharmaceuticals, Inc.	885,864	0.5
15,866 (1)	Addus HomeCare Corp.	1,703,850	1.0
91,181 (1)	ADMA Biologics, Inc.	1,663,141	1.0
195,781 (1)	Alignment Healthcare, Inc.	3,866,675	2.2
27,628 (1)	Alkermes PLC	773,031	0.5
9,063 (1)	Arcellx, Inc.	590,908	0.3
18,548 (1)	Arrowhead Pharmaceuticals, Inc.	1,231,402	0.7
44,872 (1)	AtriCure, Inc.	1,775,136	1.0
9,778 (1)	Axsome Therapeutics, Inc.	1,785,854	1.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
31,404 (1)	BioLife Solutions, Inc.	$759,349	0.4
27,513 (1)	Bridgebio Pharma, Inc.	2,104,469	1.2
72,319 (1)	BrightSpring Health Services, Inc.	2,708,346	1.6
32,061 (1)	Catalyst Pharmaceuticals, Inc.	748,304	0.4
4,222 (1)	Celcuity, Inc.	421,102	0.2
16,676 (1)	Crinetics Pharmaceuticals, Inc.	776,268	0.5
4,437 (1)	GeneDx Holdings Corp.	577,076	0.3
11,090 (1)	Glaukos Corp.	1,252,172	0.7
13,013 (1)	Guardant Health, Inc.	1,329,148	0.8
14,283 (1)	HeartFlow, Inc.	416,349	0.2
8,287 (1)	ICON PLC	1,510,057	0.9
5,672 (1)	Krystal Biotech, Inc.	1,398,375	0.8
3,136 (1)	Madrigal Pharmaceuticals, Inc.	1,826,218	1.1
26,558 (1)	Merit Medical Systems, Inc.	2,340,822	1.4
8,364 (1)	Nuvalent, Inc. - Class A	841,335	0.5
18,753 (1)	Omnicell, Inc.	849,511	0.5
6,569 (1)	Penumbra, Inc.	2,042,368	1.2
18,687 (1)	Protagonist Therapeutics, Inc.	1,632,123	0.9
16,674 (1)	PTC Therapeutics, Inc.	1,266,557	0.7
20,587 (1)	RadNet, Inc.	1,468,882	0.9
15,879 (1)	Repligen Corp.	2,601,933	1.5
12,892 (1)	Rhythm Pharmaceuticals, Inc.	1,379,960	0.8
29,834 (1)	Scholar Rock Holding Corp.	1,314,188	0.8
22,127 (1)	TG Therapeutics, Inc.	659,606	0.4
48,748 (1)	Waystar Holding Corp.	1,596,497	0.9
		48,096,876	27.8

	Industrials: 25.8%
17,160 (2)	AAON, Inc.	1,308,450	0.8
4,460 (1)	AeroVironment, Inc.	1,078,829	0.6
23,428 (1)	Bloom Energy Corp. - Class A	2,035,659	1.2
42,661 (1)	Casella Waste Systems, Inc. - Class A	4,178,218	2.4
14,339 (1)	Construction Partners, Inc. - Class A	1,556,499	0.9
6,378 (1)	Dycom Industries, Inc.	2,155,126	1.2
30,999 (2)	Granite Construction, Inc.	3,575,735	2.1
30,435	Helios Technologies, Inc.	1,627,968	0.9
19,064	Herc Holdings, Inc.	2,828,716	1.6
17,194	John Bean Technologies Corp.	2,590,620	1.5
18,725 (1)	Kratos Defense & Security Solutions, Inc.	1,421,415	0.8
32,784 (1)	Loar Holdings, Inc.	2,229,312	1.3
7,080	Maximus, Inc.	611,146	0.3
30,358 (1)	Mercury Systems, Inc.	2,216,438	1.3
19,122 (1)	Nextracker, Inc. - Class A	1,665,717	1.0

See Accompanying Notes to Financial Statements

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
136,181 (1)(2)	QXO, Inc.	$2,626,932	1.5
5,265 (1)	Saia, Inc.	1,719,128	1.0
16,261(1)	SiteOne Landscape Supply, Inc.	2,025,470	1.2
12,554(1)	SPX Technologies, Inc.	2,511,553	1.4
12,503	Standex International Corp.	2,716,652	1.6
11,638	VSE Corp.	2,010,697	1.2
		44,690,280	25.8
	Information Technology: 20.5%
47,343(1)	ACI Worldwide, Inc.	2,263,469	1.3
13,208(1)	Agilysys, Inc.	1,569,639	0.9
59,787(1)	Allegro MicroSystems, Inc.	1,577,181	0.9
52,136(1)(2)	Applied Digital Corp.	1,278,375	0.7
33,594	Cognex Corp.	1,208,712	0.7
13,416(1)	Credo Technology Group Holding Ltd.	1,930,428	1.1
4,202 (1)	Fabrinet	1,913,086	1.1
34,680(1)	FormFactor, Inc.	1,934,450	1.1
19,931(1)	JFrog Ltd.	1,244,890	0.7
5,363 (1)	Lumentum Holdings, Inc.	1,976,748	1.2
53,273(1)	Mirion Technologies, Inc.	1,247,654	0.7
23,081(1)	Onto Innovation, Inc.	3,643,567	2.1
23,192(1)	Procore Technologies, Inc.	1,686,986	1.0
25,276(1)	Rambus, Inc.	2,322,612	1.4
8,067 (1)	Sanmina Corp.	1,210,615	0.7
14,038(1)	ServiceTitan, Inc. - Class A	1,495,047	0.9
6,018 (1)	SiTime Corp.	2,125,497	1.2
27,457(1)	Tower Semiconductor Ltd.	3,224,001	1.9
42,123(1)(2)	Unusual Machines, Inc.	536,647	0.3
31,962(1)	Varonis Systems, Inc.	1,048,354	0.6
		35,437,958	20.5

	Materials: 1.0%
69,990	Element Solutions, Inc.	1,749,050	1.0

	Real Estate: 1.0%
11,348	FirstService Corp.	1,764,954	1.0
	Total Common Stock (Cost $145,124,953)	170,459,877	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.9%
	Repurchase Agreements: 5.3%
2,266,648 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $2,267,126, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%- 7.003%, Market Value plus accrued interest $2,311,981, due 12/01/30-11/20/75)	$2,266,648	1.3
2,411,328 (3)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $2,411,849, collateralized by various U.S. Government Securities, 0.000%- 5.250%, Market Value plus accrued interest $2,460,236, due 01/31/26-11/15/55)	2,411,328	1.4
2,266,648 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $2,267,122, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 6.500%, Market Value plus accrued interest $2,311,981, due 10/15/26-12/20/55)	2,266,648	1.3

See Accompanying Notes to Financial Statements

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
979,376 (3)	HSBC Securities (USA), Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $979,582, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.225%- 6.500%, Market Value plus accrued interest $998,964, due 06/01/34-09/01/55)	$979,376	0.6
606,466 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $606,594, collateralized by various U.S. Government Securities, 0.625%- 4.875%, Market Value plus accrued interest $618,595, due 04/30/26-11/15/34)	606,466	0.3
688,928 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $689,078, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $700,560, due 04/15/28-02/15/55)	688,928	0.4
	Total Repurchase Agreements (Cost $9,219,394)	9,219,394	5.3

	Time Deposits: 0.5%
170,000 (3)	Landesbank Hessen Thueringen Girozentrale, 3.640%, 01/02/2026	170,000	0.1
170,000 (3)	Mizuho Bank Ltd., 3.640%, 01/02/2026	170,000	0.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
190,000 (3)	National Bank of Canada, 3.630%, 01/02/2026	$190,000	0.1
230,000 (3)	Royal Bank of Canada, 3.850%, 01/02/2026	230,000	0.1
110,000 (3)	Societe Generale S.A., 3.640%, 01/02/2026	110,000	0.1
	Total Time Deposits (Cost $870,000)	870,000	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
3,616,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $3,616,000)	$3,616,000	2.1

	Total Short-Term Investments (Cost $13,705,394)	13,705,394	7.9

	Total Investments in Securities (Cost $158,830,347)	$184,165,271	106.3
	Liabilities in Excess of Other Assets	(10,881,419)	(6.3)
	Net Assets	$173,283,852	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$170,459,877	$—	$—	$170,459,877
Short-Term Investments	3,616,000	10,089,394	—	13,705,394
Total Investments, at fair value	$174,075,877	$10,089,394	$—	$184,165,271

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $159,487,789.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$30,484,105
Gross Unrealized Depreciation	(5,806,623)
Net Unrealized Appreciation	$24,677,482

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2025 were as follows:

Portfolio Name	Type	Per Share Amount
Voya MidCap Opportunities Portfolio
All Classes	LTCG	$0.5849

Voya SmallCap Opportunities Portfolio
Class ADV	NII	$0.3888
Class I	NII	$0.4879
Class R6	NII	$0.4855
Class S	NII	$0.4186
Class S2	NII	$0.3927
All Classes	STCG	$0.0011
All Classes	LTCG	$0.1216

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya SmallCap Opportunities Portfolio	21.89%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya MidCap Opportunities Portfolio	$108,228,111

Voya SmallCap Opportunities Portfolio	$997,194

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Variable Products Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya MidCap Opportunities Portfolio and Voya SmallCap Opportunities Portfolio, each a series of the Trust (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted the breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Portfolios have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature,

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the

Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya MidCap Opportunities Portfolio

In considering whether to approve the renewal of the Contracts for Voya MidCap Opportunities Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the three-year, five-year, and ten-year periods and the third quintile for the year-to-date and one-year periods; and (2) the Portfolio underperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

Voya SmallCap Opportunities Portfolio

In considering whether to approve the renewal of the Contracts for Voya SmallCap Opportunities Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the three-year period, the third quintile for the one-year and five-year periods, the fourth quintile for the year-to-date period, and the fifth quintile for the ten-year period; and (2) the Portfolio outperformed its performance benchmark for all periods

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

presented, with the exception of the year-to-date and ten-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2026.

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VPT (1225)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders of the Registrant was held September 11, 2025, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposal: To elect Directors/Trustees to their respective Board of Directors/Trustees.*

FUND/REGISTRANT		Shares Voted FOR	Shares Voted AGAINST	Shares Voted Abstain / Withhold	Total Shares Voted
VOYA VARIABLE PRODUCTS TRUST	Colleen D. Baldwin	67,543,833.982	991,685.050	25,642,921.067	94,178,440.099
Election of Directors/Trustees	John V. Boyer	67,520,659.699	982,473.533	25,675,306.867	94,178,440.099
	Jody T. Foster	60,211,705.189	8,222,483.467	25,744,251.443	94,178,440.099
	Martin J. Gavin	67,496,281.927	983,236.448	25,698,921.724	94,178,440.099
	Dennis Johnson, CFA	67,334,464.620	1,141,137.869	25,702,837.610	94,178,440.099
	Joseph E. Obermeyer	67,438,674.494	1,027,271.638	25,712,493.967	94,178,440.099
	Sheryl K. Pressler	67,372,145.532	1,078,401.295	25,727,893.272	94,178,440.099
	Christopher P. Sullivan	67,462,412.316	994,934.125	25,721,093.658	94,178,440.099
	Mark R. Wetzel	67,286,409.374	1,144,573.354	25,747,457.371	94,178,440.099
	Christian G. Wilson	67,425,935.685	1,072,292.443	25,680,211.971	94,178,440.099

*Proposal passed

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $39,562 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Products Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 9, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: March 9, 2026